FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Investment securities - AFS, Carrying amount	$ 47,205,663	$ 41,827,612
Investment securities - HTM, Carrying amount	112,619,434	153,516,839
Federal Home Loan Bank and Federal Reserve Stock, Carrying amount	5,476,050	5,587,000
Loans, Carrying amount	747,640,752	710,088,775
Other real estate owned, Carrying amount	6,891,353	5,028,513	10,469,302
Investment securities - AFS, Fair value	47,205,663	41,827,612
Investment securities - HTM, Fair value	114,187,018	154,030,993
Federal Home Loan Bank and Federal Reserve Stock, Fair value	5,469,000	5,624,000
Loans, Fair value	757,387,000	726,238,000
Other real estate owned, Fair value	6,891,353	5,028,513
Liabilities [Abstract]
Savings, NOW and money market accounts, Carrying amount	414,776,285	371,737,480
Time deposits, Carrying amount	405,454,003	455,515,721
Long-term debt, Carrying amount	60,527,208	60,576,595
Short term borrowings, Carrying amount	1,000,000	0
Guaranteed preferred beneficial interest in junior subordinated debentures, Carrying amount	12,000,000	12,000,000
Savings, NOW and money market accounts, Fair value	414,776,285	371,737,480
Time deposits, Fair value	410,257,000	462,192,000
Long-term debt, Fair value	64,252,000	61,353,000
Short term borrowings, Fair value	1,000,000
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	2,400,000	2,400,000
Fair Value, Inputs, Level 1 [Member]
Assets
Investment securities - AFS, Fair value	0	0
Investment securities - HTM, Fair value	749,941	749,951
Federal Home Loan Bank and Federal Reserve Stock, Fair value	0	0
Loans, Fair value	0	0
Other real estate owned, Fair value	0	0
Liabilities [Abstract]
Savings, NOW and money market accounts, Fair value	0	0
Time deposits, Fair value	0	0
Long-term debt, Fair value	0	0
Short term borrowings, Fair value	0
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Investment securities - AFS, Fair value	47,205,663	41,827,612
Investment securities - HTM, Fair value	113,437,077	153,281,042
Federal Home Loan Bank and Federal Reserve Stock, Fair value	5,469,000	5,624,000
Loans, Fair value	757,387,000	726,238,000
Other real estate owned, Fair value	6,891,353	5,028,513
Liabilities [Abstract]
Savings, NOW and money market accounts, Fair value	414,776,285	371,737,480
Time deposits, Fair value	410,257,000	462,192,000
Long-term debt, Fair value	64,252,000	61,353,000
Short term borrowings, Fair value	1,000,000
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	2,400,000	2,400,000
Fair Value, Inputs, Level 3 [Member]
Assets
Investment securities - AFS, Fair value	0	0
Investment securities - HTM, Fair value	0	0
Federal Home Loan Bank and Federal Reserve Stock, Fair value	0	0
Loans, Fair value	0	0
Other real estate owned, Fair value	0	0
Liabilities [Abstract]
Savings, NOW and money market accounts, Fair value	0	0
Time deposits, Fair value	0	0
Long-term debt, Fair value	0	0
Short term borrowings, Fair value	0
Guaranteed preferred beneficial interest in junior subordinated debentures, Fair value	$ 0	$ 0